Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 47,560	$ 40,450	$ 28,400
Cost of revenue	(16,306)	(15,229)	(10,709)
Gross profit	31,254	25,221	17,691
Research and development costs	(35,371)	(26,578)	(18,588)
Selling and marketing costs	(28,267)	(28,735)	(17,432)
General and administrative costs	(55,816)	(41,505)	(18,965)
Other operating income (expense), net	377	108	(93)
Operating loss	(87,823)	(71,489)	(37,387)
Finance income (expense), net	238	(2,018)	(3,838)
Loss before income taxes	(87,585)	(73,507)	(41,225)
Income tax benefit (expense)	136	(168)	1,886
Loss for the year	(87,449)	(73,675)	(39,339)
Attributable to the owners of the parent	$ (87,449)	$ (73,675)	$ (39,339)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (1.36)	$ (1.33)	$ (0.93)
Diluted loss per share (in dollars per share)	$ (1.36)	$ (1.33)	$ (0.93)